CAPITAL MANAGEMENT	12 Months Ended
Aug. 31, 2020
Capital Management [Abstract]
CAPITAL MANAGEMENT [Text Block]

16. CAPITAL MANAGEMENT

The Company considers its capital to consist of share capital, equity reserves, long-term debt, accumulated other comprehensive income, and retained earnings, which is disclosed in the August 31, 2020 consolidated statement of financial position as $414,793 (August 31, 2019 - $376,582). Equity reserves is comprised of any amounts recorded with respect to the recognition of share-based compensation expense (options, RSUs, or PSUs) or the fair value of warrants issued. Accumulated other comprehensive income is entirely comprised of foreign currency translation gains and losses recorded on the Company's investment in ACG.

The Company manages its capital structure and adjusts it based on funds available to the Company, in order to fund its expansion and construction of its facility. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative stage of the Company, is reasonable. There has been no change in how the Company defines or manages capital during the period.